COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other non-financial liabilities
Non financial liabilities	$ 73,200,297	$ 85,591,165
Contract liabilities	908,005	1,021,454
Up to 12 months
Other non-financial liabilities
Contract liabilities	321,665
Up to 24 months
Other non-financial liabilities
Contract liabilities	164,667
More than 24 months
Other non-financial liabilities
Contract liabilities	421,673
Payroll and social securities [member]
Other non-financial liabilities
Non financial liabilities	32,249,269	35,247,707
Sundry Creditors [member]
Other non-financial liabilities
Non financial liabilities	18,833,238	24,404,194
Revenue from contracts with customers [member]
Other non-financial liabilities
Non financial liabilities	908,005	1,021,454
Tax payable
Other non-financial liabilities
Non financial liabilities	19,681,363	22,066,310
Social security payment orders pending settlement [member]
Other non-financial liabilities
Non financial liabilities	1,278,348	2,329,528
Reinsurance contract liabilities
Other non-financial liabilities
Non financial liabilities	5,032	187,838
Liabilities from insurance broker operations
Other non-financial liabilities
Non financial liabilities	41,453	13,131
Others
Other non-financial liabilities
Non financial liabilities	$ 203,589	$ 321,003